Summary of Significant Accounting Policies Schedule of Inventory (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Information
Inventory	$ 1,018,169	$ 900,803	$ 736,846	$ 492,688
Aftermarket and refurbished products
Product Information
Inventory	649,768	523,677	445,787
Salvage and remanufactured products
Product Information
Inventory	$ 368,401	$ 377,126	$ 291,059